Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of components of AOCL
Changes in the composition of Accumulated Other Comprehensive Loss ("AOCL") during the six months ended June 30, 2024, were as follows:

(Amounts in thousands)	Cumulative Translation Adjustment	Cash Flow Hedges	Defined Benefit Plans	Income Taxes	Accumulated Other Comprehensive Loss
Balances at December 31, 2023	$(30,009)	$2,160	$(37,334)	$(4,493)	$(69,676)
Net current period change	(4,717)	—	—	1,174	(3,543)
Amounts reclassified from AOCI	—	(2,160)	443	506	(1,211)
Balances at June 30, 2024	$(34,726)	$—	$(36,891)	$(2,813)	$(74,430)

Schedule of reclassifications out of accumulated other comprehensive loss
Reclassifications out of AOCL during the three and six months ended June 30, 2024 and July 2, 2023:

		Reclassification of (Gain) Loss from AOCL into Earnings
		Three Months Ended		Six Months Ended
Component of AOCI	Location of Reclassification into Income (Loss)	June 30, 2024	July 2, 2023	June 30, 2024	July 2, 2023

Amortization of gain on interest rate hedge	Interest expense, net	$(1,354)	$(792)	$(2,160)	$(1,579)
	Income tax expense	367	197	567	393
	Net of tax	$(987)	$(595)	$(1,593)	$(1,186)

Amortization of deferred actuarial loss and prior service cost	Operating expenses	$226	$234	$443	$468
	Income tax benefit	(7)	(58)	(61)	(116)
	Net of tax	$219	$176	$382	$352

Total reclassifications		$(768)	$(419)	$(1,211)	$(834)